Basis of preparation	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of preparation

2.	Basis of preparation
2.1.	Statement of compliance and authorization of consolidated financial statements

These consolidated financial statements have been prepared and are being presented in accordance with the IFRS accounting standards as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared under the historical cost convention, except when otherwise indicated. The significant accounting policies used in the preparation of these financial statements are set out in their respective explanatory notes.

The preparation of the financial statements requires the use of estimates based on assumptions and judgements, which may affect the application of accounting policies and reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates. Relevant estimates and judgments with a higher level of complexity are disclosed in explanatory note 4.

These consolidated financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on April 3, 2025.

2.2.	Functional and presentation currency

The functional currency of Petrobras and all of its Brazilian subsidiaries is the Brazilian Real. The functional currency of the Petrobras direct subsidiaries that operate outside Brazil is the U.S. dollar.

Petrobras has selected the U.S. dollar as its presentation currency to facilitate a more direct comparison to other oil and gas companies. The financial statements have been translated from the functional currency (Brazilian real) into the presentation currency (U.S. dollar). All assets and liabilities are translated into U.S. dollars at the closing exchange rate at the date of the financial statements; income and expenses, as well as cash flows are translated into U.S. dollars using the average exchange rates prevailing during the period. All exchange differences arising from the translation of the consolidated financial statements from the functional currency into the presentation currency are recognized as cumulative translation adjustments (CTA) within accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity.

U.S. Dollar / Brazilian Real	Dec/24	Sep/24	Jun/24	Mar/24	Dec/23	Sep/23	Jun/23	Mar/23	Dec/22	Sep/22	Jun/22	Mar/22
Quarterly average exchange rate	5.84	5.55	5.21	4.95	4.96	4.88	4.95	5.20	5.26	5.25	4.93	5.23
Period-end exchange rate	6.19	5.45	5.56	5.00	4.84	5.01	4.82	5.08	5.22	5.41	5.24	4.74